Fair Value Measurements (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Fair Value		$ (4,334,932)	$ 0
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Balance, Opening			1,812,447
Established in 2012			0
Modification of Convertible Debt Agreement			(1,434,322)
Conversion to Common Stock			0
Change in Fair Value			(378,125)
Balance			0
Fair Value, Inputs, Level 3 [Member] | Embedded conversion options [Member]
Balance, Opening	780,960	1,823,207	0
Established in 2012	0	0	2,085,513
Modification of Convertible Debt Agreement	250,361		0
Conversion to Common Stock	(68,994)	(549,936)	(169,965)
Change in Fair Value	(193,093)	(492,311)	(92,341)
Reclass to Equity	(178,156)	0
Balance	591,078	780,960	1,823,207
Fair Value, Inputs, Level 3 [Member] | Contingent consideration [Member]
Balance, Opening		0
Established in 2012		11,109,020
Conversion to Common Stock		0
Change in Fair Value		4,334,932
Reclass to Equity		(15,443,952)
Balance		$ 0